Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Significant Components of Income Tax Expense

For the Period
July 10, 2021 to
December 31,
2021
Net Income (Loss) Before Income Taxes	$(250,588)

Income Tax Expense (Benefit)
Current
Federal	$1,708
State and local	312
2,020
Deferred
Federal	(4,603)
State and local	(921)
(5,524)
Total
Federal	(2,895)
State and local	(609)
$(3,504)

Schedule of Effective Income Tax Rate Reconciliation

	For the Period July 10, 2021 to
	December 31, 2021
Net Income (Loss) Before Income Taxes	$(250,588)
Statutory U.S Income Tax Rate	21.0%
Income tax expense (benefit), at statutory U.S. federal rate	$(52,623)	21.0%

State and local taxes	(674)	0.3
Goodwill impairment	30,658	(12.2)
Change in fair value of warrant liabilities	(3,081)	1.2
Noncontrolling interests in loss of consolidated subsidiaries	18,390	(7.3)
Business Combination compensation expense	3,662	(1.5)
Other	164	(0.1)
Income tax expense (benefit)	$(3,504)	1.4

Components of Deferred Tax Assets and Deferred Tax Liabilities

For the Period
July 10, 2021
to December
31, 2021
Deferred tax liabilities
Investment in Sunlight Financial LLC	(36,686)
Deferred tax asset (liability), net	$(36,686)